Supplementary information (Details Narrative) - BRL (R$) R$ in Millions			1 Months Ended	12 Months Ended
	Jul. 08, 2022	Apr. 12, 2022	Mar. 31, 2020	Dec. 31, 2022	Jan. 13, 2022
IfrsStatementLineItems [Line Items]
Maximum number of grace days allowed in agreement			60 days
Allowance for loan losses				R$ 52,324
Increase in expenses				R$ 52
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of grace days extended during agreement			120 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of grace days extended during agreement			180 days
Totvs Techfin Sa [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		50.00%
Acquisition date fair value of total consideration transferred		R$ 610
Payment of earnout compensation		R$ 450
Avenue Holding Cayman Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		35.00%
Ownership interest	R$ 493
Itau Unibanco Holding [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, percentage	15.10%
Events After Reporting Period [Member] | Ideal Holding Financeira SA Stage one [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired					50.10%
Equity interests of acquirer					R$ 700
Events After Reporting Period [Member] | Ideal Holding Financeira S.A [Member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate					100.00%